                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-02924

                          LORD ABBETT U.S. GOVERNMENT &
            GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------


Date of fiscal year end: 6/30

Date of reporting period: 6/30/2005

ITEM 1:   REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2005
  ANNUAL
    REPORT

  LORD ABBETT
  U.S. GOVERNMENT & GOVERNMENT
    SPONSORED ENTERPRISES
    MONEY MARKET FUND


  FOR THE FISCAL YEAR ENDED JUNE 30, 2005

--------------------------------------------------------------------------------
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JUNE 30, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund's strategies and performance for the fiscal year ended June 30, 2005. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q:  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: Under the weight of waning fiscal stimulus and rising energy prices, the pace of economic growth, as measured by real gross domestic product (GDP), slowed in the first half of 2005, to about a 3.7 percent annualized rate from a
4.4 percent rate in 2004. Contributing to this still above-trend growth rate of economic activity, consumer spending during the first half grew slightly faster than its 30-year average, business spending expanded at near double-digit rates, while residential housing demand surged on continued declines in mortgage rates. Although corporate fundamentals remained strong, this modest economic slowing, rising energy prices, and increasing short-term interest rates raised investor concerns such that in the six months through June 30, 2005, equities were caught in a sea of confluences and drifted marginally lower.

    Perhaps the most significant development in the first half of 2005 was the flattening of the yield curve (the distribution of Treasury bond yields across maturities). Federal Reserve Board (the Fed) chairman Alan Greenspan referred to the failure of long-term yields to adjust upward with the Fed's tightening campaign as a "conundrum." Specifically, although the Fed raised short-term rates by 100 basis points, long-term yields declined by about 25 basis points. So, although the Fed desired to extract excess liquidity from the economy, borrowing costs actually fell.

Q:  HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED JUNE 30, 2005?

A: The fund (Class A shares) finished the fiscal year ended June 30, 2005, with total net assets of $271.7 million and a seven-day current yield of 2.4 percent. The current yield refers to the income generated by an investment in the fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the fund than the one-year total return quotation. For the fiscal year ended June 30, 2005, the fund returned 1.4 percent, reflecting performance at the

--------------------------------------------------------------------------------

net asset value (NAV) of Class A shares with all distributions reinvested, compared with its peer group, the Lipper U.S. Government Money Market Funds Average,(1) which returned 1.4 percent in same period. STANDARDIZED AVERAGE ANNUAL RETURNS, WHICH INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF JUNE 30, 2005, ARE: 1 YEAR: 1.35 PERCENT, 5 YEARS: 1.71 PERCENT, AND 10 YEARS: 3.20 PERCENT. During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the fund's returns would have been lower. Class A shares acquired through an exchange may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase.

AN INVESTMENT IN MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: In general, fund yield kept pace with short-term interest rates. Consistent with its goal of providing current income with minimum credit risk, the portfolio remained invested in high-quality, short-term securities issued by the U.S. Treasury and certain U.S. government agency securities. As rates rose, the portfolio's average maturity was extended. The portfolio was concentrated in specific areas of the money market yield curve that were expected to provide the highest risk-adjusted yield.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE.

    A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lipper U.S. Government Money Market Funds Average aims at investments in financial instruments issued or guaranteed by the U.S. government, its agencies or its instrumentalities, with dollar-weighted average maturities of less than 90 days. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. Source: Lipper, Inc. Copyright (C)2005 by Reuters. All rights reserved. Any copying, republication, or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the fund's management and the portfolio holdings described in this report are as of June 30, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

    As a shareholder of the fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES

    For each class of the fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/05 - 6/30/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING      ENDING     EXPENSES
                                                ACCOUNT      ACCOUNT    PAID DURING
                                                 VALUE        VALUE       PERIOD+
                                                 -----        -----       -------
                                                                         1/1/05 -
                                                1/1/05       6/30/05      6/30/05
                                                ------       -------     --------
CLASS A
Actual                                        $  1,000.00  $  1,009.70   $   3.49
Hypothetical (5% Return Before Expenses)      $  1,000.00  $  1,021.32   $   3.51
CLASS B
Actual                                        $  1,000.00  $  1,006.00   $   7.21
Hypothetical (5% Return Before Expenses)      $  1,000.00  $  1,017.60   $   7.25
CLASS C
Actual                                        $  1,000.00  $  1,009.70   $   3.49
Hypothetical (5% Return Before Expenses)      $  1,000.00  $  1,021.32   $   3.51
CLASS Y
Actual                                        $  1,000.00  $  1,009.70   $   3.49
Hypothetical (5% Return Before Expenses)      $  1,000.00  $  1,021.32   $   3.51


+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.45% for Class B, 0.70% for Class C, and 0.70% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY CREDIT RATING
JUNE 30, 2005

CREDIT RATING                %*
A-1+                        86.06%
Repurchase Agreements       13.94%
Total                      100.00%


*   Represents percent of total investments.

SCHEDULE OF INVESTMENTS
JUNE 30, 2005

                                                                    PRINCIPAL
                                   INTEREST    MATURITY                AMOUNT       AMORTIZED
INVESTMENTS                            RATE        DATE    RATING+      (000)            COST
---------------------------------------------------------------------------------------------
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 86.45%

FEDERAL HOME LOAN BANK                 3.08%  7/13/2005       A-1+  $  50,000   $  49,948,667
FEDERAL HOME LOAN BANK                 3.09%  7/15/2005       A-1+     25,000      24,969,958
FEDERAL HOME LOAN BANK                 3.11%  7/20/2005       A-1+     25,000      24,958,965
FEDERAL HOME LOAN MORTGAGE CORP.       3.01%  7/12/2005       A-1+     12,000      11,988,963
FEDERAL HOME LOAN MORTGAGE CORP.       3.05%  7/19/2005       A-1+      3,000       2,995,425
FEDERAL HOME LOAN MORTGAGE CORP.       3.18%   8/2/2005       A-1+      9,000       8,974,560
FEDERAL HOME LOAN MORTGAGE CORP.       3.20%  7/20/2005       A-1+     20,000      19,966,222
FEDERAL NATIONAL MORTGAGE ASSOC.       3.01%  7/22/2005       A-1+     50,000      49,912,209
FEDERAL NATIONAL MORTGAGE ASSOC.       3.02%  7/18/2005       A-1+     20,000      19,971,478
FEDERAL NATIONAL MORTGAGE ASSOC.       3.08%  7/27/2005       A-1+     50,000      49,888,778
FEDERAL NATIONAL MORTGAGE ASSOC.       3.16%  7/11/2005       A-1+     10,500      10,490,783
                                                                                -------------
TOTAL                                                                             274,066,008
                                                                                -------------

SHORT-TERM INVESTMENTS 14.00%

REPURCHASE AGREEMENTS 14.00%

REPURCHASE AGREEMENT DATED
6/30/2005, 3.30% DUE 7/1/2005
WITH MORGAN STANLEY COLLATERALIZED
BY $35,105,000 OF FEDERAL HOME
LOAN MORTGAGE CORP. AT 5.25%
DUE 11/5/2012; VALUE: $35,585,939;
PROCEEDS: $35,003,208                                                  35,000      35,000,000

REPURCHASE AGREEMENT DATED
6/30/2005, 2.45% DUE 7/1/2005
WITH STATE STREET BANK & TRUST CO.
COLLATERALIZED BY $9,600,000 OF
FEDERAL HOME LOAN BANK
AT ZERO COUPON DUE 7/13/2005; VALUE:
$9,588,000; PROCEEDS: $9,396,781                                        9,396       9,396,142
                                                                                -------------
TOTAL SHORT-TERM INVESTMENTS                                                       44,396,142
                                                                                =============
TOTAL INVESTMENTS IN SECURITIES 100.45%                                           318,462,150*
                                                                                =============
LIABILITIES IN EXCESS OF OTHER ASSETS (0.45%)                                      (1,424,980)
                                                                                =============
NET ASSETS 100.00%                                                              $ 317,037,170
                                                                                =============

+   Ratings shown are unaudited.
* Cost for federal income tax purposes is $318,462,150. Average maturity of investments: 17 days.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005

ASSETS:
   Investment in securities, at amortized cost                                    $   274,066,008
   Repurchase agreements, at cost                                                      44,396,142
   Receivables:
     Interest                                                                               3,848
     Capital shares sold                                                                  589,012
     From advisor                                                                          61,987
   Prepaid expenses and other assets                                                       48,849
-------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                       319,165,846
-------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Capital shares reacquired                                                          1,096,980
     Management fee                                                                       140,828
     12b-1 distribution fees-Class B                                                       24,716
     Fund administration                                                                    7,234
     Directors' fees                                                                      145,539
   Dividends payable                                                                      566,927
   Accrued expenses and other liabilities                                                 146,452
-------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                    2,128,676
=================================================================================================
NET ASSETS                                                                        $   317,037,170
=================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                   $   317,036,911
Undistributed net investment income                                                           259
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $   317,037,170
=================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                    $   271,719,620
Class B Shares                                                                    $    26,388,096
Class C Shares                                                                    $    13,872,330
Class Y Shares                                                                    $     5,057,124
OUTSTANDING SHARES BY CLASS:
Class A Shares (700 million shares of common stock authorized, $.001 par value)       271,719,404
Class B Shares (400 million shares of common stock authorized, $.001 par value)        26,388,077
Class C Shares (300 million shares of common stock authorized, $.001 par value)        13,872,317
Class Y Shares (100 million shares of common stock authorized, $.001 par value)         5,057,124
Net asset value, offering and redemption price per share
   (net assets divided by outstanding shares):
Class A Shares-Net asset value                                                    $          1.00
Class B Shares-Net asset value                                                    $          1.00
Class C Shares-Net asset value                                                    $          1.00
Class Y Shares-Net asset value                                                    $          1.00
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME:
Interest                                                                          $     7,299,315
EXPENSES:
Management fee                                                                          1,674,208
12b-1 distribution plan-Class B                                                           255,072
Shareholder servicing                                                                   1,199,991
Professional                                                                               51,417
Reports to shareholders                                                                    46,044
Fund administration                                                                       137,636
Custody                                                                                    37,516
Directors' fees                                                                            14,431
Registration                                                                               55,422
Other                                                                                      12,702
-------------------------------------------------------------------------------------------------
Gross expenses                                                                          3,484,439
   Expense reductions (See Note 6)                                                        (12,798)
   Expenses assumed by advisor (See Note 3)                                              (476,861)
-------------------------------------------------------------------------------------------------
NET EXPENSES                                                                            2,994,780
=================================================================================================
NET INVESTMENT INCOME                                                             $     4,304,535
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                        JUNE 30, 2005          JUNE 30, 2004
OPERATIONS:
Net investment income                                  $     4,304,535        $       711,112

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                  (3,832,401)              (594,550)
   Class B                                                    (211,850)               (79,779)
   Class C                                                    (204,405)               (36,783)
   Class Y                                                     (55,879)                     -
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (4,304,535)              (711,112)
=============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                          713,008,953            812,471,629
Reinvestment of distributions                                3,568,179                669,236
Cost of shares reacquired                                 (763,610,233)          (769,927,698)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                         (47,033,101)            43,213,167
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                      (47,033,101)            43,213,167
=============================================================================================
NET ASSETS:
Beginning of year                                          364,070,271            320,857,104
---------------------------------------------------------------------------------------------
END OF YEAR                                            $   317,037,170        $   364,070,271
=============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                    $           259        $           259
=============================================================================================

                              SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                             YEAR ENDED 6/30
                                                  --------------------------------------------------------------------
                                                        2005         2004            2003         2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00   $     1.00      $     1.00   $     1.00   $     1.00
                                                     ==========   ==========      ==========   ==========   ==========
Investment operations:
  Net investment income(b)                                  .01            -(d)          .01          .01          .05
  Net realized gain                                           -            -               -            -            -(d)
                                                     ----------   ----------      ----------   ----------   ----------
    Total from investment operations                        .01            -(d)          .01          .01          .05
                                                     ----------   ----------      ----------   ----------   ----------
Distributions to shareholders from:
  Net investment income                                    (.01)           -(d)         (.01)        (.01)        (.05)
                                                     ----------   ----------      ----------   ----------   ----------
NET ASSET VALUE, END OF YEAR                         $     1.00   $     1.00      $     1.00   $     1.00   $     1.00
                                                     ==========   ==========      ==========   ==========   ==========
Total Return(c)                                            1.35%         .21%            .55%        1.48%        5.02%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and
    expenses assumed                                        .81%         .83%            .88%         .86%         .87%
  Expenses, excluding reductions and
    expenses assumed                                        .94%         .97%            .98%         .87%         .90%
  Net investment income                                    1.32%         .21%            .56%+       1.46%+       4.89%+

                                                                             YEAR ENDED 6/30
                                                  --------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005         2004            2003         2002         2001
======================================================================================================================
  Net assets, end of year (000)                      $  271,720   $  289,336      $  266,528   $  227,169   $  201,174
======================================================================================================================

                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              YEAR ENDED 6/30
                                                  -----------------------------------------------------------------------
                                                        2005         2004            2003            2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00   $     1.00      $     1.00      $     1.00   $     1.00
                                                     ==========   ==========      ==========      ==========   ==========
Investment operations:
  Net investment income(b)                                  .01            -(d)            -(d)          .01          .04
  Net realized gain                                           -            -               -               -            -(d)
                                                     ----------   ----------      ----------      ----------   ----------
    Total from investment operations                        .01            -(d)            -(d)          .01          .04
                                                     ----------   ----------      ----------      ----------   ----------
Distributions to shareholders from:
  Net investment income                                    (.01)           -(d)            -(d)         (.01)        (.04)
                                                     ----------   ----------      ----------      ----------   ----------
NET ASSET VALUE, END OF YEAR                         $     1.00   $     1.00      $     1.00      $     1.00   $     1.00
                                                     ==========   ==========      ==========      ==========   ==========
Total Return(c)                                             .72%         .20%            .29%            .80%        4.24%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and
    expenses assumed                                       1.41%         .83%           1.15%           1.53%        1.62%
  Expenses, excluding reductions and
    expenses assumed                                       1.69%        1.72%           1.73%           1.62%        1.65%
  Net investment income                                     .62%         .21%            .29%+           .71%+       4.14%+

                                                                                YEAR ENDED 6/30
                                                  -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005         2004            2003            2002         2001
=========================================================================================================================
  Net assets, end of year (000)                      $   26,388   $   47,789      $   39,609      $   26,000   $   14,059
=========================================================================================================================

                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              YEAR ENDED 6/30
                                                  -----------------------------------------------------------------------
                                                        2005         2004            2003            2002         2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $     1.00   $     1.00      $     1.00      $     1.00   $     1.00
                                                     ==========   ==========      ==========      ==========   ==========
Investment operations:
  Net investment income(b)                                  .01            -(d)          .01             .01          .05
  Net realized gain                                           -            -               -               -            -(d)
                                                     ----------   ----------      ----------      ----------   ----------
   Total from investment operations                         .01            -(d)          .01             .01          .05
                                                     ----------   ----------      ----------      ----------   ----------
Distributions to shareholders from:
  Net investment income                                    (.01)           -(d)         (.01)           (.01)        (.05)
                                                     ----------   ----------      ----------      ----------   ----------
NET ASSET VALUE, END OF YEAR                         $     1.00   $     1.00      $     1.00      $     1.00   $     1.00
                                                     ==========   ==========      ==========      ==========   ==========
Total Return(c)                                            1.35%         .21%            .55%           1.48%        5.02%

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including reductions and
    expenses assumed                                        .83%         .83%            .88%            .86%         .87%
  Expenses, excluding reductions and
    expenses assumed                                        .94%         .97%            .98%            .87%         .90%
  Net investment income                                    1.19%         .21%            .56%+          1.46%+       4.89%+

                                                                              YEAR ENDED 6/30
                                                  -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                                      2005         2004            2003            2002         2001
=========================================================================================================================

  Net assets, end of year (000)                      $   13,872   $   26,945      $   14,720      $   10,769   $    6,693
=========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                                   10/20/2004(a)
                                                                                        TO
                                                                                    6/30/2005
 PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
 NET ASSET VALUE, BEGINNING OF PERIOD                                             $          1.00
                                                                                  ===============
 Investment operations:
   Net investment income(b)                                                                   .01
                                                                                  ---------------
 Distributions to shareholders from:
   Net investment income                                                                     (.01)
                                                                                  ---------------
 NET ASSET VALUE, END OF PERIOD                                                   $          1.00
                                                                                  ===============
 Total Return(c)                                                                             1.18%(e)

 RATIOS TO AVERAGE NET ASSETS:
   Expenses, including reductions and expenses assumed                                        .53%(e)
   Expenses, excluding reductions and expenses assumed                                        .67%(e)
   Net investment income                                                                     1.21%(e)

                                                                                   10/20/2004(a)
                                                                                        TO
SUPPLEMENTAL DATA:                                                                  6/30/2005
=================================================================================================
   Net assets, end of period (000)                                                $         5,057
=================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Commencement of offering of class shares.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Amount is less than $.01.
(e) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers four classes of shares: Classes A, B, C and Y. There are no front end sales charges on shares of each class, although a contingent deferred sales charge ("CDSC") may be applied to each class of shares as follows: Class A shares acquired through an exchange and redeemed within 24 months (12 months if shares were purchased on or after November 1, 2004) following the purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; Class C shares redeemed before the first anniversary of purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to the Class B 12b-1 distribution plan.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

First $250 million          .50%
Next $250 million           .45%
Over $500 million           .40%

Effective January 1, 2005, for the fiscal year ended June 30, 2005, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' net annual operating expenses do not exceed the following annualized rates:

CLASS            % OF AVERAGE DAILY NET ASSETS
----------------------------------------------
A                                          .70%
B                                         1.45%
C                                          .70%
Y                                          .70%

For the six-month period ended December 31, 2004, Lord Abbett voluntarily limited Class A, Class B, Class C, and Class Y expenses to an amount necessary to maintain an annualized seven-day current yield of .20%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                   CLASS A(1)    CLASS B     CLASS C(1)
--------------------------------------------------------------------------
Service and distribution fee             .15%         .75%         .25%

(1) The Fund has has not activated its Class A and Class C Plans, and therefore, no payments are currently authorized under the Plans.

Class Y does not have a distribution plan.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

5.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and in Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for Federal income tax purposes until such amounts are paid.

6.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

8.  INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and by the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

9.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                 JUNE 30, 2005                     JUNE 30, 2004
------------------------------------------------------------------------------------------------
                                       SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                       659,364,057    $ 659,364,057      694,069,357    $ 694,069,355
Reinvestment of distributions       3,197,663        3,197,663          567,082          567,082
Shares reacquired                (680,178,549)    (680,178,553)    (671,828,239)    (671,828,242)
------------------------------------------------------------------------------------------------
Increase (decrease)               (17,616,829)   $ (17,616,833)      22,808,200    $  22,808,195
------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                        22,107,897    $  22,107,897       62,895,327    $  62,895,327
Reinvestment of distributions         166,799          166,799           71,545           71,545
Shares reacquired                 (43,675,373)     (43,675,373)     (54,786,816)     (54,786,817)
------------------------------------------------------------------------------------------------
Increase (decrease)               (21,400,677)   $ (21,400,677)       8,l80,056    $   8,180,055
------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                        24,478,510    $  24,478,510       55,506,947    $  55,506,947
Reinvestment of distributions         157,444          157,444           30,609           30,609
Shares reacquired                 (37,708,669)     (37,708,669)     (43,312,638)     (43,312,639)
------------------------------------------------------------------------------------------------
Increase (decrease)               (13,072,715)   $ (13,072,715)      12,224,918    $  12,224,917
------------------------------------------------------------------------------------------------

                                          FOR THE PERIOD ENDED
CLASS Y SHARES                                  JUNE 30, 2005*
--------------------------------------------------------------
Shares sold                         7,058,489    $   7,058,489
Reinvestment of distributions          46,273           46,273
Shares reacquired                  (2,047,638)      (2,047,638)
--------------------------------------------------------------
Increase                            5,057,124    $   5,057,124
--------------------------------------------------------------

* For the period October 20, 2004 (commencement of offering of class shares) to June 30, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT
SPONSORED ENTERPRISES MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund") as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
August 17, 2005

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. As discussed fully below, the Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED DIRECTOR

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

                               CURRENT POSITION
NAME, ADDRESS AND              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                     OTHER
DATE OF BIRTH                      WITH FUND               DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Director since 1989;  Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC        Chairman since 1996   Investment Officer of Lord Abbett
90 Hudson Street                                    since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                               ------------------

INDEPENDENT DIRECTORS

The following independent or outside Directors are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

                               CURRENT POSITION
NAME, ADDRESS AND              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                     OTHER
DATE OF BIRTH                      WITH FUND               DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW             Director since 1994   Managing General Partner, Bigelow     Currently serves as director
Bigelow Media                                       Media, LLC (since 2000); Senior       of Adelphia Communications,
118 White Hollow Road                               Adviser, Time Warner Inc. (1998 -     Inc., Crane Co., and Huttig
Sharon, CT                                          2000); Acting Chief Executive         Building Products Inc.
Date of Birth: 10/22/1941                           Officer of Courtroom Television
                                                    Network (1997 - 1998); President and
                                                    Chief Executive Officer of Time
                                                    Warner Cable Programming, Inc. (1991
                                                    - 1997).

WILLIAM H.T. BUSH             Director since 1998   Co-founder and Chairman of the Board  Currently serves as director
Bush-O'Donnell & Co., Inc.                          of the financial advisory firm of     of Wellpoint Health Networks
101 South Hanley Road                               Bush-O'Donnell & Company (since       Inc. (since 2002), and
Suite 1250                                          1986).                                Engineered Support Systems,
St. Louis, MO                                                                             Inc. (since 2000).
Date of Birth: 7/14/1938

                               CURRENT POSITION
NAME, ADDRESS AND              LENGTH OF SERVICE            PRINCIPAL OCCUPATION                     OTHER
DATE OF BIRTH                      WITH FUND               DURING PAST FIVE YEARS                DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.        Director since 1998   Managing Director of Monitor Clipper  Currently serves as director
Monitor Clipper Partners                            Partners (since 1997) and President   of Avondale, Inc. and
Two Canal Park                                      of Clipper Asset Management Corp.     Interstate Bakeries Corp.
Cambridge, MA                                       (since 1991), both private equity
Date of Birth: 10/25/1942                           investment funds.

JULIE A. HILL                 Director since 2004   Owner and CEO of the Hillsdale        Currently serves as director
1280 Bison                                          Companies, a business consulting      of Wellpoint Health Networks
Newport Coast, CA                                   firm (since 1998); Founder,           Inc.; Resources Connection
Date of Birth: 7/16/1946                            President and Owner of the            Inc.; and Holcim (US) Inc. (a
                                                    Hiram-Hill and Hillsdale Development  subsidiary of Holcim Ltd.)
                                                    Companies (1998 - 2000).

FRANKLIN W. HOBBS             Director since 2000   Former Chief Executive Officer of     Currently serves as director
One Equity Partners                                 Houlihan Lokey Howard & Zukin, an     of Adolph Coors Company.
320 Park Ave.                                       investment bank (January 2002 -
New York, NY                                        April 2003); Chairman of Warburg
Date of Birth: 7/30/1947                            Dillon Read (1999 - 2001); Global
                                                    Head of Corporate Finance of SBC
                                                    Warburg Dillon Read (1997 - 1999);
                                                    Chief Executive Officer of Dillon,
                                                    Read & Co. (1994 - 1997).

C. ALAN MACDONALD             Director since 1988   Retired - General Business and        Currently serves as director
P.O. Box 4393                 and Lead Independent  Governance Consulting (since 1992);   of H.J. Baker (since 2003).
Greenwich, CT                 Director              formerly President and CEO of Nestle
Date of Birth: 5/19/1933                            Foods.

THOMAS J. NEFF                Director since 1982   Chairman of Spencer Stuart (U.S.),    Currently serves as director
Spencer Stuart                                      an executive search consulting firm   of Ace, Ltd. (since 1997) and
277 Park Avenue                                     (since 1996); President of Spencer    Hewitt Associates, Inc.
New York, NY                                        Stuart (1979-1996).
Date of Birth: 10/2/1937

OFFICERS

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                        CURRENT POSITION         LENGTH OF SERVICE                     PRINCIPAL OCCUPATION
(DATE OF BIRTH)                     WITH FUND           OF CURRENT POSITION                   DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Chief Executive       Elected in 1995                       Managing Partner and Chief
(3/8/1945)                    Officer and                                                 Investment Officer of Lord
                              President                                                   Abbett since 1996.

ROBERT I. GERBER              Executive Vice        Elected in 1997                       Partner and Director of
(5/29/1954)                   President                                                   Taxable Fixed Income
                                                                                          Management, joined Lord Abbett
                                                                                          in 1997.

TRACIE E. AHERN               Vice President        Elected in 1999                       Partner and Director of
(1/12/1968)                                                                               Portfolio Accounting and
                                                                                          Operations, joined Lord Abbett
                                                                                          in 1999.

JAMES BERNAICHE               Chief Compliance      Elected in 2004                       Chief Compliance Officer,
(7/28/1956)                   Officer                                                     joined Lord Abbett in 2001;
                                                                                          formerly Chief Compliance
                                                                                          Officer with Credit Suisse
                                                                                          Asset Management.

JOAN A. BINSTOCK              Chief Financial       Elected in 1999                       Partner and Chief Operations
(3/4/1954)                    Officer and Vice                                            Officer, joined Lord Abbett in
                              President                                                   1999.

DANIEL E. CARPER              Vice President        Elected in 1986                       Partner, joined Lord Abbett in
(1/22/1952)                                                                               1979.

PAUL A. HILSTAD               Vice President and    Elected in 1995                       Partner and General Counsel,
(12/13/1942)                  Secretary                                                   joined Lord Abbett in 1995.

LAWRENCE H. KAPLAN            Vice President and    Elected in 1997                       Partner and Deputy General
(1/16/1957)                   Assistant Secretary                                         Counsel, joined Lord Abbett in
                                                                                          1997.

ROBERT A. LEE                 Vice President        Elected in 2000                       Partner and Fixed Income
(8/28/1969)                                                                               Investment Manager-Mortgage
                                                                                          and Asset Backed Securities,
                                                                                          joined Lord Abbett in 1997.

ROBERT G. MORRIS              Vice President        Elected in 1995                       Partner and Director of Equity
(11/6/44)                                                                                 Investments, joined Lord
                                                                                          Abbett in 1991.

A. EDWARD OBERHAUS, III       Vice President        Elected in 1996                       Partner and Manager of Equity
(12/21/1959)                                                                              Trading, joined Lord Abbett in
                                                                                          1983.

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

NAME AND                        CURRENT POSITION         LENGTH OF SERVICE                     PRINCIPAL OCCUPATION
(DATE OF BIRTH)                     WITH FUND           OF CURRENT POSITION                   DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
CHRISTINA T. SIMMONS          Vice President and    Elected in 2000                       Assistant General Counsel,
(11/12/1957)                  Assistant Secretary                                         joined Lord Abbett in 1999;
                                                                                          formerly Assistant General
                                                                                          Counsel of Prudential
                                                                                          Investments (1998 - 1999);
                                                                                          prior thereto Counsel of
                                                                                          Drinker, Biddle & Reath LLP, a
                                                                                          law firm.

BERNARD J. GRZELAK            Treasurer             Elected in 2003                       Director of Fund
(6/12/1971)                                                                               Administration, joined Lord
                                                                                          Abbett in 2003, formerly Vice
                                                                                          President, Lazard Asset
                                                                                          Management LLC (2000-2003),
                                                                                          prior thereto Manager of
                                                                                          Deloitte & Touche LLP.

Please call 888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Fund's Directors. It is available free upon request.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES, AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2004 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, or (iii) on the Securities and Exchange Commision's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by
(i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

APPROVAL OF ADVISORY CONTRACT

At a meeting on December 9, 2004, the Board of Directors of the Fund, including all Directors who are not interested persons of the Fund (the "Board"), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe in the nine-month and one-year periods and in the fifth quintile in the three-, five-, and ten-year periods. The Board also noted that the performance was below that of the Lipper U. S. Government Money Market Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of the class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately six basis points above the median of the peer group, and that the actual management and administrative services fees were approximately eight basis points above the median. The Board also noted that the total expense ratio of Classes A and C were approximately twelve basis points above the median of the peer group and the total expense ratio of Class B was approximately the same as the median. The Board also noted that Lord Abbett had reimbursed thirteen basis points of expenses during the most recent 12 months. The Board noted in addition that the Fund had relatively high transfer agent and shareholder servicing costs compared to many of its peers. The Board noted that Lord Abbett proposed to implement a total expense cap for the Fund that would reduce the total expense ratios of Classes A, C, and Y to 0.75% and the total expense ratio of Class B to 1.50%. The Board noted that the total expense ratio of Classes A, C, and Y would be approximately four basis points above the median of the peer group.

The Board conducted additional discussions with Lord Abbett regarding the expense levels of the Fund and the Fund's historical performance. Following those discussions, Lord Abbett agreed to implement a total expense cap for the Fund that would reduce the total expense ratio of each class of shares by an additional five basis points, so that the expense ratio of Classes A, C, and Y would not exceed 0.70% and the total expense ratio of Class B would not exceed 1.45%.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board then unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

[LORD ABBETT(R) LOGO]

    This report when not used for the general
  information of shareholders of the Fund is to
   be distributed only if preceded or accompanied      Lord Abbett U.S. Government & Government Sponsored
          by a current Fund Prospectus.                        Enterprises Money Market Fund, Inc.

  Lord Abbett Mutual Fund shares are distributed by:                                                        LAMM-2-0605
            LORD ABBETT DISTRIBUTOR LLC                                                                         (08/05)

ITEM 2:   CODE OF ETHICS.

     (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended June 30, 2005 (the "Period").

     (b)  Not applicable.

     (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

     (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

     (e)  Not applicable.

     (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Registrant's Board of Directors has determined that each of the following independent who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended June 30, 2005 and 2004 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                               FISCAL YEAR ENDED:
                                                            2005                2004
Audit Fees {a}                                           $   37,000          $   35,000

Audit-Related Fees {b}                                           56                  63
                                                         ------------------------------
Total audit and audit-related fees                           37,056              35,063
                                                         ------------------------------

Tax Fees {c}                                                  5,094               5,114
All Other Fees {d}                                              - 0 -               132
                                                         ------------------------------

  Total Fees                                             $   42,150          $   40,309
                                                         ------------------------------

----------
     {a} Consists of fees for audits of the Registrant's annual financial statements.

     {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

     {c} Fees for the fiscal year ended June 30, 2005 and 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

     {d} Fees for the fiscal year ended June 30, 2004 consist of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

               - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

               - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended June 30, 2005 and 2004 were:

                                                      FISCAL YEAR ENDED:
                                                    2005              2004
All Other Fees {a}                               $  115,650        $   81,900

----------
     {a} Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended June 30, 2005 and 2004 were:

                                                      FISCAL YEAR ENDED:
                                                    2005              2004
All Other Fees {b}                               $      - 0 -      $   11,378

----------
     {b} Fees for the fiscal year ended June 30, 2004 represent fees for testing of Anti-Money Laundering Compliance.

(h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8:   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1)  Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                LORD ABBETT U.S. GOVERNMENT &
                                GOVERNMENT SPONSORED
                                ENTERPRISES MONEY MARKET FUND,
                                INC.

                                 /s/ Robert S. Dow
                                ----------------------------------------
                                Robert S. Dow
                                Chief Executive Officer,
                                Chairman and President


                                 /s/ Joan A. Binstock
                                ----------------------------------------
                                Joan A. Binstock
                                Chief Financial Officer and Vice President


Date: August 17, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                LORD ABBETT U.S. GOVERNMENT &
                                GOVERNMENT SPONSORED
                                ENTERPRISES MONEY MARKET FUND,
                                INC.


                                 /s/ Robert S. Dow
                                ----------------------------------------
                                Robert S. Dow
                                Chief Executive Officer,
                                Chairman and President


                                 /s/ Joan A. Binstock
                                ----------------------------------------
                                Joan A. Binstock
                                Chief Financial Officer and Vice President


Date: August 17, 2005